Significant accounting policies- Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Assets	R$ 60,351,799	R$ 46,343,100
Cash and cash equivalents	4,259,379	1,331,648	R$ 500,446	R$ 2,154,687
Property and equipment	167,547	188,019
Other assets	2,125,231	1,425,508
Intangible assets	1,345,304	1,238,629	1,238,629	R$ 428,912
Liabilities [abstract]
Liabilities	(52,755,107)	(39,253,996)
Borrowings	(107,412)	(36,448)
Other liabilities	(1,897,248)	(1,173,527)
Deferred tax liabilities	(32,539)	(30,073)
Consideration paid	62,357	R$ 545,983	R$ 93,782
Inter & Co Payments, Inc
Liabilities [abstract]
Revenue	8,122
Profit (loss)	R$ 4,796
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Inter & Co Payments, Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred	R$ 1,970
Assets [abstract]
Assets	880
Cash and cash equivalents	860
Other assets	20
Liabilities [abstract]
Liabilities	(806)
Borrowings	(806)
Other liabilities	0
Assets (liabilities)	74
Goodwill on acquisition	(1,896)
Inter US Finance, LLC [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	1,970
Share of Inter & Co	0
Consideration transferred	1,970
Inter US Management, LLC [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	388
Share of Inter & Co	939
Consideration transferred	1,327
Assets [abstract]
Assets	236
Cash and cash equivalents	3
Other assets	233
Liabilities [abstract]
Liabilities	(26)
Borrowings	0
Other liabilities	(26)
Assets (liabilities)	210
Goodwill on acquisition	R$ (1,117)